Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000235073 [Member]
Shareholder Report [Line Items]
Fund Name	Relative Sentiment Tactical Allocation ETF
Class Name	Relative Sentiment Tactical Allocation ETF
Trading Symbol	MOOD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the StockSnips AI-Powered Sentiment US All Cap ETF (the “Fund”) for the period of April 11, 2024 to July 31, 2024 (the “Period”).

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	www.relativesentimentetfs.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 18,043,561
Holdings Count | holding	8
Advisory Fees Paid, Amount	$ 52,923
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$18,043,561	Advisory Fees	$52,923
# of Portfolio Holdings	8	Portfolio Turnover Rate*	66%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Fixed Income ETFs	44.0%
Currency Derivative ETFs	20.1%
Domestic Stock ETFs	18.5%
Global Stock ETFs	16.9%
Cash & Cash Equivalents	0.5%

TOP HOLDINGS (as a % of Net Assets)
Invesco DB US Dollar Index Bullish Fund	20.1%
Vanguard Total Stock Market ETF	18.5%
Vanguard FTSE Developed Markets ETF	16.9%
Schwab US TIPS ETF	15.3%
iShares 1-3 Year Treasury Bond ETF	15.3%
iShares Core U.S. Aggregate Bond ETF	13.3%